Appendix IV: Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Appendix IV: Financial Instruments [Abstract]
Schedule of Detailed Information about Financial Instruments
The detail of the type of financial instruments arranged by the Group (notional amount) by currency and interest rates at December 31, 2020 is as follows:

								Fair value
Millions of euros	2021	2022	2023	2024	2025	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Euro	(9,466)	3,483	3,140	2,163	3,705	23,361	26,386	19,088	7,089	26,177
Floating rate	6,490	870	2,048	794	565	4,247	15,014	518	14,794	15,312
Spread	(0.09%)	(0.04%)	0.12%	0.20%	0.15%	(0.03%)	(0.02%)	—	—	—
Fixed rate	(15,956)	2,613	1,092	1,369	3,140	19,114	11,372	18,570	(7,705)	10,865
Interest rate	(0.33%)	1.34%	2.82%	1.82%	1.71%	1.60%	4.43%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Other european currencies
Instruments in CZK	(65)	—	—	—	—	—	(65)	—	(65)	(65)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(65)	—	—	—	—	—	(65)	—	(65)	(65)
Interest rate	(0.25%)	—	—	—	—	—	(0.25%)	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in GBP	6,874	143	56	—	—	557	7,630	1,590	6,740	8,330
Floating rate	(1)	334	—	—	—	—	333	(1)	335	334
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	6,875	(247)	—	—	—	557	7,185	1,480	6,405	7,885
Interest rate	(0.18%)	(1.97%)	—	—	—	5.38%	0.31%	—	—	—
Rate cap	—	56	56	—	—	—	112	111	—	111
Instruments in CHF	—	—	—	—	—	—	—	151	(150)	1
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	151	(150)	1
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
America
Instruments in USD	(649)	(16)	(1)	122	(29)	409	(164)	18,790	(18,911)	(121)
Floating rate	(1,622)	12	—	122	(29)	408	(1,109)	814	(2,324)	(1,510)
Spread	(0.05%)	3.50%	—	0.67%	(23.41%)	—	(0.79%)	—	—	—
Fixed rate	973	(28)	(1)	—	—	1	945	17,976	(16,587)	1,389
Interest rate	2.47%	(34.45%)	(2,670.83%)	—	—	—	5.37%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UYU	5	—	—	—	—	—	5	(4)	9	5
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	5	—	—	—	—	—	5	(4)	9	5
Interest rate	11.18%	—	—	—	—	—	11.18%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—

								Fair value
Millions of euros	2021	2022	2023	2024	2025	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Instruments in ARS	(122)	7	—	—	—	—	(115)	(114)	—	(114)
Floating rate	—	(1)	—	—	—	—	(1)	(1)	—	(1)
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(122)	8	—	—	—	—	(114)	(113)	—	(113)
Interest rate	23.94%	49.43%	—	—	—	—	22.21%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in BRL	1,885	229	—	—	45	13	2,172	(496)	2,675	2,179
Floating rate	(813)	132	—	—	—	14	(667)	(692)	32	(660)
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	2,698	97	—	—	45	(1)	2,839	196	2,643	2,839
Interest rate	1.48%	2.59%	—	—	—	1.86%	1.49%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in CLP	269	323	294	34	80	(3)	997	(194)	1,208	1,014
Floating rate	—	261	3	—	—	—	264	(3)	268	265
Spread	—	(0.85%)	57.81%	—	—	—	(0.24%)	—	—	—
Fixed rate	269	62	291	34	80	(3)	733	(191)	940	749
Interest rate	4.09%	0.20%	2.18%	1.90%	3.20%	(0.01%)	2.82%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UFC	—	—	—	—	—	—	—	100	(112)	(12)
Floating rate	—	—	—	—	—	—	—	100	(112)	(12)
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in PEN	24	80	59	57	151	273	644	441	208	649
Floating rate	—	7	—	—	—	—	7	7	—	7
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	24	73	59	57	151	273	637	434	208	642
Interest rate	13.80%	4.26%	6.66%	5.81%	7.08%	7.37%	6.98%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VAC	7	—	—	—	—	71	78	79	—	79
Floating rate	7	—	—	—	—	71	78	79	—	79
Spread	3.50%	—	—	—	—	3.21%	3.24%	—	—	—
Fixed rate	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in COP	407	46	—	83	661	36	1,233	(25)	1,264	1,239
Floating rate	—	—	—	—	447	—	447	250	465	715
Spread	—	—	—	—	2.02%	—	2.02%	—	—	—
Fixed rate	407	46	—	83	214	36	786	(275)	799	524
Interest rate	5.08%	2.67%	—	6.65%	3.54%	8.09%	4.82%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VEB	(4)	1	—	—	—	—	(3)	(3)	—	(3)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(4)	1	—	—	—	—	(3)	(3)	—	(3)
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—

								Fair value
Millions of euros	2021	2022	2023	2024	2025	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Instruments in MXN	65	17	—	—	—	—	82	(72)	153	81
Floating rate	8	1	—	—	—	—	9	9	—	9
Spread	(2.73%)	0.11%	—	—	—	—	(2.35%)	—	—	—
Fixed rate	57	16	—	—	—	—	73	(81)	153	72
Interest rate	4.37%	4.59%	—	—	—	—	4.45%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Asia
Instruments in JPY	—	—	—	—	—	—	—	116	(121)	(5)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	116	(121)	(5)
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
TOTAL							38,880	39,447	(13)	39,434
Floating rate							14,375	1,080	13,458	14,538
Fixed rate							24,393	38,256	(13,506)	24,750
Rate cap							112	111	—	111
Currency Options and Others (*)							—	—	35	35
(*) Amounts include in fixed rate
The table below is an extract of the previous table that shows the sensitivity to interest rates originated by our position on interest rate swaps categorized into instruments entered into for trading purposes and instruments entered into for purposes other than trading at December 31, 2020:

Interest rate swaps
Millions of euros	Maturity
Non trading purposes	2021	2022	2023	2024	2025	Subsequent years	Total	Fair value
EUR								(388)
Fixed to fix	—	—	—	—	—	—	—	1
Receiving leg	(100)	(75)	—	—	—	—	(175)	(126)
Average Interest Rate	—	—	—	—	—	—	—	—
Paying leg	100	75	—	—	—	—	175	127
Average Interest Rate	1.18%	0.55%	—	—	—	—	0.91%	—
Fixed to floating	—	—	—	—	—	—	—	(622)
Receiving leg	(6,120)	(3,718)	(2,974)	(2,093)	(1,665)	(5,065)	(21,635)	(13,045)
Average Interest Rate	1.71%	1.02%	1.50%	0.80%	0.59%	0.52%	1.11%	—
Paying leg	6,120	3,718	2,974	2,093	1,665	5,065	21,635	12,423
Average Spread	0.60%	1.06%	0.46%	0.24%	0.32%	0.05%	0.47%	—
Floating to fixed	—	—	—	—	—	—	—	233
Receiving leg	(220)	(359)	(1,997)	(470)	(50)	(2,122)	(5,218)	(5,210)
Average Spread	2.75%	—	—	—	—	0.11%	0.16%	—
Paying leg	220	359	1,997	470	50	2,122	5,218	5,443
Average Interest Rate	0.14%	1.30%	1.02%	1.26%	0.65%	0.37%	0.76%	—
USD								(5)
Fixed to floating	—	—	—	—	—	—	—	(24)
Receiving leg	(277)	(522)	(277)	(139)	—	—	(1,215)	(407)
Average Interest Rate	1.61%	1.73%	1.74%	3.55%	—	—	1.91%	—
Paying leg	277	522	277	139	—	—	1,215	383
Average Spread	1.68%	0.92%	1.77%	—	—	—	1.18%	—
Floating to fixed	—	—	—	—	—	—	—	19
Receiving leg	—	(245)	—	(139)	—	—	(384)	(383)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	—	245	—	139	—	—	384	402
Average Interest Rate	—	1.93%	—	2.52%	—	—	2.14%	—

Interest rate swaps
Millions of euros	Maturity
Trading purposes	2021	2022	2023	2024	2025	Subsequent years	Total	Fair value
EUR								2,221
Fixed to floating	—	—	—	—	—	—	—	(162)
Receiving leg	(1,500)	(250)	(1,500)	—	(125)	(425)	(3,800)	(3,957)
Average Interest Rate	1.29%	1.20%	1.54%	—	0.32%	0.70%	0.78%	—
Paying leg	1,500	250	1,500	—	125	425	3,800	3,795
Average Spread	—	—	—	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	2,383
Receiving leg	(522)	(192)	—	(700)	(1,054)	(9,282)	(11,750)	(11,358)
Average Spread	—	—	—	—	0.15%	—	0.01%	—
Paying leg	522	192	—	700	1,054	9,282	11,750	13,741
Average Interest Rate	2.75%	0.12%	—	2.30%	0.54%	1.09%	1.17%	—
USD								(2,939)
Fixed to floating	—	—	—	—	—	—	—	(2,939)
Receiving leg	(1,475)	(596)	(715)	(72)	(368)	(9,118)	(12,344)	(14,567)
Average Interest Rate	3.44%	1.74%	1.85%	2.36%	1.30%	3.12%	2.96%	—
Paying leg	1,475	596	715	72	368	9,118	12,344	11,628
Average Spread	—	—	—	—	1.03%	—	0.03%	—
GBP								(193)
Fixed to floating	—	—	—	—	—	—	—	(193)
Receiving leg	—	(891)	—	—	—	(445)	(1,336)	(1,523)
Average Interest Rate	—	3.67%	—	—	—	3.42%	3.58%	—
Paying leg	—	891	—	—	—	445	1,336	1,330
Average Spread	—	—	—	—	—	—	—	—

Millions of euros	Maturity
Trading purposes	2021	2022	2023	2024	2025	Subsequent years	Total	Fair value
CLP								5
Fixed to floating	—	—	—	—	—	—	—	(1)
Receiving leg	(3)	(3)	(3)	—	—	—	(9)	(9)
Average Interest Rate	4.90%	4.90%	4.90%	—	—	—	4.90%	—
Paying leg	3	3	3	—	—	—	9	8
Average Spread	1.27%	1.27%	1.27%	—	—	—	1.27%	—
Floating to fixed	—	—	—	—	—	—	—	6
Receiving leg	(114)	(17)	(133)	—	—	—	(264)	(264)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	114	17	133	—	—	—	264	270
Average Interest Rate	3.26%	0.69%	1.54%	—	—	—	2.22%	—
CHF								(4)
Fixed to floating	—	—	—	—	—	—	—	(4)
Receiving leg	—	(139)	—	—	—	—	(139)	(143)
Average Interest Rate	—	0.75%	—	—	—	—	0.75%	—
Paying leg	—	139	—	—	—	—	139	139
Average Spread	—	—	—	—	—	—	—	—
COP								9
Floating to fixed	—	—	—	—	—	—	—	9
Receiving leg	—	—	—	—	(214)	(36)	(250)	—
Average Spread	—	—	—	—	—	3.39%	0.49%	—
Paying leg	—	—	—	—	214	36	250	9
Average Interest Rate	—	—	—	—	3.54%	8.09%	4.20%	—

Schedule of Maturity Analysis for Derivative Financial Liabilities

Exchange rate options	Maturities
Millions of euros	2021	2022	2023	2024	2025	Subsequent years
Put Currencies (USDBRL, BRLUSD)
Notional amount of options bought	1,104	—	—	—	—	—
Strike	5.11	—	—	—	—	—
Notional amount of options sold	943	—	—	—	—	—
Strike	5.03	—	—	—	—	—
Put Currencies (EURGBP, GBPEUR)
Notional amount of options bought	1,667	—	—	—	—	—
Strike	0.75	—	—	—	—	—
Notional amount of options sold	1,515	—	—	—	—	—
Strike	0.83	—	—	—	—	—
Call Currencies (EURGBP, GBPEUR)
Notional amount of options bought	1,384	—	—	—	—	—
Strike	0.90	—	—	—	—	—
Notional amount of options sold	1,250	—	—	—	—	—
Strike	1.00	—	—	—	—	—
Interest rate options, by maturity, are as follows:

Interest rate options	Maturities
Millions of euros	2021	2022	2023	2024	2025	Subsequent years
Collars
Notional amount of options bought	—	835	—	—	—	—
Strike Cap	—	4.92	—	—	—	—
Strike Floor	—	4.15	—	—	—	—
Caps
Notional amount of options bought	—	—	—	—	—	—
Strike	—	—	—	—	—	—
Notional amount of options sold	—	835	—	—	—	—
Strike	—	5.53	—	—	—	—
Floors
Notional amount of options bought	—	835	—	—	—	—
Strike	—	1.17	—	—	—	—
Notional amount of options sold	—	—	—	—	—	—
Strike	—	—	—	—	—	—

Cash flows receivable or payable on derivative financial instruments to be settled via the swap of nominals, categorized by currency of collection/payment, along with contractual maturities are as follows:

Millions of euros		2021	2022	2023	2024	2025	Subsequent years	Total
Currency swaps
Receive	BRL	7	—	—	—	—	—	7
Pay	BRL	(223)	—	—	—	—	—	(223)
Receive	CLP	40	275	80	—	—	—	395
Pay	CLP	(114)	(551)	(351)	—	—	—	(1,016)
Receive	COP	—	—	—	—	—	—	—
Pay	COP	—	—	—	—	(447)	—	(447)
Receive	EUR	909	—	—	—	—	—	909
Pay	EUR	(3,144)	(875)	(668)	(80)	(46)	(10,101)	(14,914)
Receive	GBP	—	557	—	—	—	445	1,002
Pay	GBP	—	—	—	—	—	—	—
Receive	JPY	—	—	—	—	—	119	119
Pay	JPY	—	—	—	—	—	—	—
Receive	MXN	25	25	25	25	25	117	242
Pay	MXN	(25)	(25)	(25)	(25)	(25)	(117)	(242)
Receive	PEN	—	—	—	—	—	—	—
Pay	PEN	—	—	—	—	1	—	1
Receive	UFC	—	—	200	—	—	—	200
Pay	UFC	—	—	(100)	—	—	—	(100)
Receive	USD	3,253	1,003	885	72	450	8,710	14,373
Pay	USD	(638)	(408)	—	—	(1)	—	(1,047)
Receive	UDI	37	37	37	37	37	170	355
Pay	UDI	(37)	(37)	(37)	(37)	(37)	(170)	(355)
Receive	CHF	—	139	—	—	—	—	139
Pay	CHF	—	—	—	—	—	—	—
TOTAL		90	140	46	(8)	(43)	(827)	(602)
(*) The largest volume of cash flows collected in this table falls into the following currency pairs. The average exchange rates to which the settlements have been closed are: EUR/GBP (0.81), EUR/USD (1.15), USD/COP (3,729.46) and EUR/CHF (1.20).

Millions of euros		2021	2022	2023	2024	2025	Subsequent years	Total
Forwards
Receive	BRL	149	—	—	—	—	—	149
Pay	BRL	(2,610)	—	—	—	—	—	(2,610)
Receive	CLP	1	—	—	—	—	—	1
Pay	CLP	(554)	(26)	—	—	—	—	(580)
Receive	COP	412	—	—	—	—	—	412
Pay	COP	(993)	(15)	—	—	—	—	(1,008)
Receive	CZK	65	—	—	—	—	—	65
Pay	CZK	—	—	—	—	—	—	—
Receive	EUR	14,223	—	—	—	—	—	14,223
Pay	EUR	(1,229)	—	—	—	—	—	(1,229)
Receive	GBP	528	—	—	—	—	—	528
Pay	GBP	(8,521)	—	—	—	—	—	(8,521)
Receive	MXN	—	—	—	—	—	—	—
Pay	MXN	(151)	(3)	—	—	—	—	(154)
Receive	PEN	14	—	—	—	—	—	14
Pay	PEN	(223)	—	—	—	—	—	(223)
Receive	USD	2,563	41	1	—	—	—	2,605
Pay	USD	(3,799)	—	—	—	—	—	(3,799)
Receive	UYU	—	—	—	—	—	—	—
Pay	UYU	(9)	—	—	—	—	—	(9)
TOTAL		(134)	(3)	1	—	—	—	(136)
(*) The largest volume of cash flows collected in this table falls into the following currency pairs. The average exchange rates to which the settlements have been closed are: EUR/GBP (0.91), EUR/USD (1.20), USD/COP (3,739.23) and EUR/BRL (6.44).